Other comprehensive income (loss) - Changes in accumulated other comprehensive income (loss) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Affected line items in consolidated statements of income [Line Items]
Income tax expense	¥ (20,894)	¥ (34,549)	¥ (51,291)	¥ (81,505)
Net income attributable to noncontrolling interests	(239)	(272)	(1,656)	(641)
Net income attributable to NHI shareholders	52,872	38,112	72,732	104,006
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Gain (loss) on investments in equity securities	341	153	435	1,708
Income tax expense	(116)	(65)	(149)	(502)
Net income	225	88	286	1,206
Net income attributable to noncontrolling interests	(57)	(22)	(73)	(311)
Net income attributable to NHI shareholders	¥ 168	¥ 66	¥ 213	¥ 895